Loss per share	6 Months Ended
Jun. 30, 2024
Loss Per Share [Abstract]
Loss per share
4.	Loss per share

(a) Basic loss per ordinary share

The calculation of basic loss per ordinary share is based on the loss attributable to ordinary equity shareholders of the Company divided by the weighted average number of ordinary shares outstanding.

(b) Diluted loss per ordinary share

Diluted loss per ordinary share is calculated by adjusting the weighted average number of ordinary shares outstanding to assume conversion of all potential dilutive ordinary shares.

There was no difference between basic and diluted loss per ordinary share during the six months ended June 30, 2024 and 2023.

The following table sets forth the basic and diluted net loss per share computation and provides a reconciliation of the numerator and denominator for the six months ended June 30, 2024 and 2023 presented:

	As of June 30,
	2024	2023
Numerator:
Net loss attributable to Top KingWin’s shareholders	(3,660,825)	(1,078,673)
Denominator:
Weighted average number of ordinary shares outstanding-basic and diluted*	17,750,000	13,115,278
Denominator for basic and diluted net loss per share calculation	17,750,000	13,115,278
Basic and diluted net loss per share attributable to ordinary shareholders of Top KingWin’s shareholders	(0.21)	(0.08)